Annual Total Returns (Bar Chart) - Lifestyle Aggressive Trust (Lifestyle Aggressive Trust, Series I, Lifestyle Aggressive Trust)	12 Months Ended
May 01, 2011
Lifestyle Aggressive Trust | Series I, Lifestyle Aggressive Trust
Bar Chart Table:
2001	(13.83%)
2002	(20.71%)
2003	34.91%
2004	16.06%
2005	10.64%
2006	15.46%
2007	8.55%
2008	(41.99%)
2009	35.63%
2010	16.44%